Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
Derivative Financial Instruments and Hedge Accounting
9. Derivative Financial Instruments and Hedge Accounting
The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and hedging the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate risk and currency risk arising from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the predetermined transaction limit.
The Group provides and trades a range of derivative financial instruments, including:

•	Interest rate swaps relating to interest rate risk in Korean won

•	Cross-currency swaps, forwards, and options relating to currency risk

•	Stock index options linked with the Korea Composite Stock Price Index (“KOSPI”)
In particular, the Group applies fair value hedge accounting using interest rate swaps, currency forwards, and others to hedge the risk of changes in fair value due to the changes in interest rate and foreign exchange rate of structured debentures in Korean won, debentures in foreign currencies, structured deposits in foreign currencies, and others. The Group applies cash flow hedge accounting using interest rate swaps, currency swaps, and others to hedge the risk of changes in cash flows of floating rate debt securities in Korean won, borrowings in foreign currencies, group of loans measured at amortized cost, and others. In addition, the Group applies net investments in foreign operations hedge accounting by designating debentures in foreign currencies and cross currency forwards as hedging instruments to hedge the currency risk of net investments in foreign operations.

9.1 Details of derivative financial instruments held for trading as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024						December 31, 2025
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
Interest rate
Forwards	￦	18,253,487	￦	577,037	￦	736,622	￦	24,101,504	￦	963,680	￦	629,846
Futures*		6,388,783		1,178		5,407		5,703,719		458		1,340
Swaps		334,595,285		405,611		552,316		266,475,478		447,025		632,389
Options		7,108,100		152,220		146,648		6,376,000		185,054		149,207

		366,345,655		1,136,046		1,440,993		302,656,701		1,596,217		1,412,782

Currency
Forwards		136,815,645		5,848,876		3,326,427		137,979,537		3,320,819		1,774,894
Futures*		723,795		1,694		234		825,744		728		20
Swaps		82,498,194		3,587,141		5,960,622		70,367,044		2,316,840		3,679,947
Options		1,999,773		23,808		25,374		1,741,288		10,700		11,361

		222,037,407		9,461,519		9,312,657		210,913,613		5,649,087		5,466,222

Stock and index
Futures*		2,151,606		3,260		7,963		3,577,413		396		6,881
Swaps		4,963,174		278,278		156,825		6,129,959		237,117		380,095
Options		2,641,003		15,331		171,368		2,518,452		209,753		162,989

		9,755,783		296,869		336,156		12,225,824		447,266		549,965

Credit
Swaps		4,797,110		37,123		27,397		5,265,645		35,971		26,470

		4,797,110		37,123		27,397		5,265,645		35,971		26,470

Commodity
Futures*		42,764		1,191		1,012		81,631		1,056		1,949
Swaps		1,297,183		12,390		11,781		568,778		10,572		10,185
Options		292,290		3,018		3,130		101,737		3,072		3,109

		1,632,237		16,599		15,923		752,146		14,700		15,243

Others		891,012		6,715		276,569		824,241		5,130		216,623

	￦	605,459,204	￦	10,954,871	￦	11,409,695	￦	532,638,170	￦	7,748,371	￦	7,687,305

*	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.

9.2 Average price conditions of future nominal cash flows by type of hedge accounting as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
Fair value hedge
Nominal amount of the hedging instrument	￦	5,071,561	￦	1,674,709	￦	444,487	￦	189,448	￦	941,835	￦	1,998,080	￦	10,320,120
Average price condition (%)		4.58		4.65		4.71		5.74		6.69		3.81		4.68
Average price condition (USD/KRW)		1,341.52		1,298.73		1,276.69		—		—		—		1,325.95
Average price condition (EUR/KRW)		1,464.04		1,469.25		1,447.53		—		—		—		1,464.60
Average price condition (AUD/KRW)		891.13		885.60		—		—		—		—		890.56
Average price condition (GBP/KRW)		1,539.22		—		—		—		—		—		1,539.22
Cash flow hedge
Nominal amount of the hedging instrument	￦	2,385,743	￦	3,059,818	￦	2,779,439	￦	981,453	￦	545,140	￦	—	￦	9,751,593
Average price condition (%)		3.05		4.14		4.98		4.91		3.71		—		4.43
Average price condition (USD/KRW)		1,228.80		1,250.67		1,331.02		1,254.81		1,373.85		—		1,282.82
Average price condition (EUR/KRW)		1,374.73		1,501.00		—		1,392.00		—		—		1,423.08
Average price condition (AUD/KRW)		851.50		889.00		932.60		—		—		—		885.25
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	15,876	￦	236,670	￦	—	￦	—	￦	—	￦	—	￦	252,546
Average price condition (USD/KRW)		1,071.00		1,178.91		—		—		—		—		1,172.13

(In millions of Korean won)	December 31, 2025
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
Fair value hedge
Nominal amount of the hedging instrument	￦	5,146,871	￦	402,995	￦	94,321	￦	880,581	￦	1,531,878	￦	570,923	￦	8,627,569
Average price condition (%)		3.67		4.31		4.85		5.92		2.96		3.73		3.86
Average price condition (USD/KRW)		1,362.39		1,356.40		—		—		—		—		1,362.03
Average price condition (EUR/KRW)		1,556.92		1,481.21		—		—		—		—		1,541.37
Average price condition (AUD/KRW)		911.05		—		—		—		—		—		911.05
Average price condition (GBP/KRW)		1,862.01		—		—		—		—		—		1,862.01
Cash flow hedge
Nominal amount of the hedging instrument	￦	3,715,273	￦	3,779,416	￦	3,059,931	￦	1,172,452	￦	578,761	￦	—	￦	12,305,833
Average price condition (%)		3.46		4.37		3.96		3.47		—		—		3.94
Average price condition (USD/KRW)		1,264.42		1,433.62		1,344.27		1,353.74		1,411.82		—		1,351.96
Average price condition (EUR/KRW)		1,501.00		1,560.67		1,505.50		—		—		—		1,526.90
Average price condition (AUD/KRW)		896.73		932.6		—		—		—		—		905.35
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	242,498	￦	—	￦	—	￦	—	￦	—	￦	—	￦	242,498
Average price condition (USD/KRW)		1,173.81		—		—		—		—		—		1,173.81

9.3 Fair Value Hedge
9.3.1 Details of fair value hedged items as of December 31, 2024 and 2025 and changes in fair value for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		December 31, 2024								2024
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
Hedge accounting
Interest rate	Debt securities in Korean won	￦	2,062,063	￦	—	￦	(15,065)	￦	—	￦	27,699
	Debt securities in foreign currencies		1,699,241		—		(44,081)		—		21,357
	Deposits in Korean won		—		246,258		—		6,258		(6,272)
	Deposits in foreign currencies		—		301,107		—		(7,593)		926
	Debentures in Korean won		—		2,320,923		—		(109,077)		(35,453)
	Debentures in foreign currencies		—		1,523,883		—		(63,717)		(4,989)

			3,761,304		4,392,171		(59,146)		(174,129)		3,268

Currency	Debt securities in foreign currencies		1,798,273		—		301,740		—		217,776

			1,798,273		—		301,740		—		217,776

		￦	5,559,577	￦	4,392,171	￦	242,594	￦	(174,129)	￦	221,044

(In millions of Korean won)		December 31, 2025								2025
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,516,538	￦	—	￦	(5,529)	￦	—	￦	(13,622)
	Debt securities in foreign currencies		1,285,924		—		(628)		—		39,119
	Deposits in Korean won		—		196,865		—		6,865		(3,624)
	Deposits in foreign currencies		—		1,044,993		—		(1,334)		(6,254)
	Debentures in Korean won		—		1,342,625		—		(117,375)		8,310
	Debentures in foreign currencies		—		809,157		—		(23,085)		(29,794)

			2,802,462		3,393,640		(6,157)		(134,929)		(5,865)

Currency	Debt securities in foreign currencies		1,539,305		—		365,464		—		(1,292)

			1,539,305		—		365,464		—		(1,292)

		￦	4,341,767	￦	3,393,640	￦	359,307	￦	(134,929)	￦	(7,157)

9.3.2 Details of derivative instruments designated as fair value hedge as of December 31, 2024 and 2025 and changes in fair value for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024						2024
	Notional amount		Assets		Liabilities		Changes in fair value

Interest rate
Futures	￦	720,000	￦	—	￦	—	￦	1,787
Swaps		7,648,200		84,530		62,666		(3,658)

	￦	8,368,200	￦	84,530	￦	62,666	￦	(1,871)
Currency
Forwards		1,951,920		62		119,228		(190,426)

	￦	10,320,120	￦	84,592	￦	181,894	￦	(192,297)

(In millions of Korean won)

	December 31, 2025						2025
	Notional amount		Assets		Liabilities		Changes in fair value

Interest rate
Futures	￦	1,007,300	￦	—	￦	—	￦	21,890
Swaps		5,336,065		89,917		17,610		(16,491)

	￦	6,343,365	￦	89,917	￦	17,610	￦	5,399
Currency
Forwards		2,284,204		4,563		107,590		(66,011)

	￦	8,627,569	￦	94,480	￦	125,200	￦	(60,612)

9.3.3 Details of hedge ineffectiveness recognized in profit or loss on derivative instruments designated as fair value hedge for the years ended December 31, 2023, 2024 and 2025, are as follows:
(In millions of Korean won)

	2023		2024		2025
Hedge accounting
Interest rate	￦	6,513	￦	1,397	￦	(466)
Currency		(2,112)		27,351		(67,303)

	￦	4,401	￦	28,748	￦	(67,769)

9.3.4 Gains or losses on fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Gains (losses) on hedging instruments	￦	(36,372)	￦	(192,297)	￦	(60,612)
Gains (losses) on hedged items attributable to the hedged risk		35,011		223,358		(14,818)

	￦	(1,361)	￦	31,061	￦	(75,430)

9.4 Cash Flow Hedge
9.4.1 Details of cash flow hedged items as of December 31, 2024 and 2025 and changes in fair value for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	Cash flow hedge reserve				Changes in fair value
	December 31, 2024		December 31, 2025		2024		2025
Hedge accounting
Interest rate risk	￦	160,165	￦	(102,432)	￦	(62,558)	￦	344,686
Currency risk		(51,847)		(55,080)		(154,144)		150,381

	￦	108,318	￦	(157,512)	￦	(216,702)	￦	495,067

9.4.2 Details of derivative instruments designated as cash flow hedge as of December 31, 2024 and 2025 and changes in fair value for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024						2024
	Notional amount		Assets		Liabilities		Changes in fair value
Interest rate
Forwards	￦	1,705,449	￦	179,580	￦	8	￦	75,162
Swaps		2,988,310		48,738		5,760		(10,122)

	￦	4,693,759	￦	228,318	￦	5,768	￦	65,040
Currency
Swaps		5,057,834		462,986		181,828		278,039

	￦	9,751,593	￦	691,304	￦	187,596	￦	343,079

(In millions of Korean won)

	December 31, 2025						2025
	Notional amount		Assets		Liabilities		Changes in fair value
Interest rate
Forwards	￦	3,947,019	￦	37,218	￦	234,722	￦	(314,412)
Swaps		2,849,228		25,753		13,343		(28,878)

	￦	6,796,247	￦	62,971	￦	248,065	￦	(343,290)
Currency
Swaps		5,509,586		272,234		170,808		(142,175)

	￦	12,305,833	￦	335,205	￦	418,873	￦	(485,465)

9.4.3 Gains or losses on cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Gains (losses) on hedging instruments:	￦	8,831	￦	343,079	￦	(485,465)
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)		7,328		341,834		(488,324)
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)		1,503		1,245		2,859

9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss related to derivative instruments designated as cash flow hedge for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Other comprehensive income (loss)	￦	7,328	￦	341,834	￦	(488,324)
Reclassification to profit or loss		48,508		(294,592)		169,361
Income tax effect		(1,913)		(12,501)		29,455

	￦	53,923	￦	34,741	￦	(289,508)

9.5 Hedge of Net Investments in Foreign Operations
9.5.1 Details of net investments in foreign operations hedged items as of December 31, 2024 and 2025 and changes in fair value for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	Foreign currency translation reserve		Changes in fair value
	December 31, 2024	December 31, 2025	2024		2025
Hedge accounting
Currency risk	￦ (316,109)	￦ (276,478)	￦	253,679	￦ (46,601)
9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of December 31, 2024 and 2025 and changes in fair value for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024						2024
	Notional amount		Assets		Liabilities		Changes in fair value
Currency
Forwards	￦	15,876	￦	—	￦	4,309	￦ 998
Debentures in foreign currencies		2,077,155		—		2,077,155	(254,677)

	￦	2,093,031	￦	—	￦	2,081,464	￦ (253,679)

(In millions of Korean won)

	December 31, 2025						2025
	Notional amount		Assets		Liabilities		Changes in fair value
Currency
Forwards	￦	11,479	￦	—	￦	2,911	￦	1,398
Debentures in foreign currencies		2,203,306		—		2,203,005		45,203

	￦	2,214,785	￦	—	￦	2,205,916	￦	46,601

9.5.3 Fair value of
non-derivative
financial instruments designated as hedge of net investments in foreign operations as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Debentures in foreign currencies	￦	2,180,537	￦	2,186,490
9.5.4 Gains or losses on net investments in foreign operations hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Gains (losses) on hedging instruments:	￦	(19,590)	￦	(253,679)	￦	46,601
Effective portion of gains (losses) on hedge of net investments in foreign operations (recognized in other comprehensive income or loss)		(19,590)		(253,679)		46,601
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (recognized in profit or loss)		—		—		—
9.5.5 Effective portion of gains or losses on net investments in foreign operations hedging instruments recognized in other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Other comprehensive income (loss)	￦	(19,590)	￦	(253,679)	￦	46,601
Reclassification to profit or loss		—		—		1,546
Income tax effect		4,931		66,971		(8,516)

	￦	(14,659)	￦	(186,708)	￦	39,631